Deferred Revenues	12 Months Ended
Dec. 31, 2022
Deferred income including contract liabilities [abstract]
Deferred Revenues
28.	Deferred Revenues
Deferred revenue for the years ended December 31, 2021 and 2022 are as follows which included in current and non-current
non-financial
liabilities in the consolidated statements of financial position:

		2021	2022

		In millions of won
Beginning balance	￦	9,868,189	10,356,555
Increase		1,149,578	1,330,129
Recognized as revenue		(661,212)	(711,839)

Ending balance	￦	10,356,555	10,974,845